Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment.

(11) Property, plant and equipment

The development of property, plant and equipment in 2021 and 2020 is shown in the following tables. The table below also includes the right of use assets (see note 12 Leases) with a net book value of k€ 145,038 as of 31 December 2021 (31. December 2020 k€ 142,110).

		Plant,
	Buildings and	machinery
	leasehold	and	Furniture	Assets under
	improvements	equipment	and fixtures	construction	Total
Acquisition and manufacturing costs
Amount beginning of the year	215,055	168,224	27,445	71,155	481,879
Foreign currency translation	9,099	4,576	718	3,362	17,755
Additions	83,535	36,082	7,546	63,653	190,816
Business combination	—	—	—	—	—
Disposals	3,022	443	860	39	4,364
Reclass	73,800	19,172	4,809	(97,781)	—
Amount end of the year	378,467	227,611	39,658	40,350	686,086

Depreciation, amortisation and write-downs
Amount beginning of the year	40,472	87,048	17,062	—	144,582
Foreign currency translation	1,919	2,628	620	—	5,167
Additions	23,463	24,826	7,307	—	55,596
Disposals	2,552	424	880	—	3,856
Reclass	77	(177)	100	—	—
Amount end of the year	63,379	113,901	24,209	0	201,489

Net book value
Amount beginning of the year	174,583	81,176	10,383	71,155	337,297
Amount end of the year	315,088	113,710	15,449	40,350	484,597

		Plant,
	Buildings and	machinery		Assets
	leasehold	and	Furniture	under
	improvements	equipment	and fixtures	construction	Total
Acquisition and manufacturing costs
Amount beginning of the year	172,259	143,208	22,371	12,577	350,415
Foreign currency translation	(4,617)	(3,403)	(496)	1,077	(7,439)
Additions	87,540	28,622	6,323	63,034	185,519
Business combination	—	—	—	—	—
Disposals	40,564	3,405	1,178	1,469	46,616
Reclass	437	3,202	425	(4,064)	—

Amount end of the year	215,055	168,224	27,445	71,155	481,879

Depreciation, amortisation and write-downs
Amount beginning of the year	28,526	69,140	13,520	—	111,186
Foreign currency translation	755	744	(346)	—	1,153
Additions	17,412	19,649	5,061	—	42,122
Disposals	6,465	2,241	1,173	—	9,879
Reclass	244	(244)	—	—	—
Amount end of the year	40,472	87,048	17,062	0	144,582

Net book value
Amount beginning of the year	143,733	74,068	8,851	12,577	239,229
Amount end of the year	174,583	81,176	10,383	71,155	337,297

The increase in property, plant and equipment to k€ 484,597 is mainly due to further investments in the new J.POD® facility at the subsidiary J.POD-Evotec Biologics Inc., in Redmond, Washington, USA which was opened in August 2021. This lead to a reclassification of € 89.2 m from assets under construction to mainly buildings and leasehold improvements and plant and machinery. The construction of J.POD® Toulouse, France started in 2021. This resulted in assets under construction of € 3.4 m as of 31 December 2021.

In addition, an increase of € 56.2 m results from a disposal of intangible assets excluding goodwill and an addition to buildings and leasehold improvements as of 1 July 2021. At the end of June 2021, GlaxoSmithKline S.p.A (GSK) sold the R&D site in Verona, Italy to Evotec’s Italian subsidiary for a purchase price of € 1. In exchange, the beneficial contract granted by GlaxoSmithKline S.p.A (GSK) to Evotec in 2010 was cancelled. The beneficial agreement granted Evotec the free use and occupancy of the R&D site in Verona, Italy until 2058.